Fair Value of financial assets and liabilities - Financial assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Carrying amount, liabilities	€ (530,662)	€ (762,408)
Fair value, liabilities	(496,351)	(705,554)
Level 1
Financial instruments
Fair value, liabilities		(193)
Level 2
Financial instruments
Fair value, liabilities	(4,139)
Level 3
Financial instruments
Fair value, liabilities		(311)
At fair value
Financial instruments
Carrying amount, assets	130,472	466,459
Fair value, assets	130,472	466,459
Carrying amount, liabilities	(4,139)	(504)
Fair value, liabilities	(4,139)	(504)
At fair value | Level 1
Financial instruments
Fair value, assets	96,384	410,451
Fair value, liabilities		(193)
At fair value | Level 2
Financial instruments
Fair value, assets	12,180	15,680
Fair value, liabilities	(4,139)
At fair value | Level 3
Financial instruments
Fair value, assets	21,909	40,328
Fair value, liabilities		(311)
At fair value | Derivative financial instruments
Financial instruments
Carrying amount, liabilities	(4,139)	(193)
Fair value, liabilities	(4,139)	(193)
At fair value | Derivative financial instruments | Level 1
Financial instruments
Fair value, liabilities		(193)
At fair value | Derivative financial instruments | Level 2
Financial instruments
Fair value, liabilities	(4,139)
At fair value | FVTPL
Financial instruments
Carrying amount, liabilities		(311)
Fair value, liabilities		(311)
At fair value | FVTPL | Level 3
Financial instruments
Fair value, liabilities		(311)
At fair value | FVTPL | Contingent consideration
Financial instruments
Carrying amount, liabilities		(311)
Fair value, liabilities		(311)
At fair value | FVTPL | Contingent consideration | Level 3
Financial instruments
Fair value, liabilities		(311)
At fair value | Derivative financial instruments
Financial instruments
Carrying amount, assets		6,137
Fair value, assets		6,137
At fair value | Derivative financial instruments | Level 2
Financial instruments
Fair value, assets		6,137
At fair value | FVTPL
Financial instruments
Carrying amount, assets	34,089	131,288
Fair value, assets	34,089	131,288
At fair value | FVTPL | Level 1
Financial instruments
Fair value, assets		81,417
At fair value | FVTPL | Level 2
Financial instruments
Fair value, assets	12,180	9,543
At fair value | FVTPL | Level 3
Financial instruments
Fair value, assets	21,909	40,328
At fair value | FVTPL | Equity instruments
Financial instruments
Carrying amount, assets	31,962	128,109
Fair value, assets	31,962	128,109
At fair value | FVTPL | Equity instruments | Level 1
Financial instruments
Fair value, assets		81,417
At fair value | FVTPL | Equity instruments | Level 2
Financial instruments
Fair value, assets	12,180	9,543
At fair value | FVTPL | Equity instruments | Level 3
Financial instruments
Fair value, assets	19,781	37,149
At fair value | FVTPL | Other financial assets
Financial instruments
Carrying amount, assets	2,127	3,179
Fair value, assets	2,127	3,179
At fair value | FVTPL | Other financial assets | Level 3
Financial instruments
Fair value, assets	2,127	3,179
At fair value | FVTPL | Convertible loans granted to long-term investments
Financial instruments
Carrying amount, assets	2,127	3,179
At fair value | FVTOCI
Financial instruments
Carrying amount, assets	96,384	329,034
Fair value, assets	96,384	329,034
At fair value | FVTOCI | Level 1
Financial instruments
Fair value, assets	96,384	329,034
At fair value | FVTOCI | Equity instruments
Financial instruments
Carrying amount, assets	2,409	7,484
Fair value, assets	2,409	7,484
At fair value | FVTOCI | Equity instruments | Level 1
Financial instruments
Fair value, assets	2,409	7,484
At fair value | FVTOCI | Short term investments
Financial instruments
Carrying amount, assets	93,975	321,550
Fair value, assets	93,975	321,550
At fair value | FVTOCI | Short term investments | Level 1
Financial instruments
Fair value, assets	93,975	321,550
At fair value | FVTOCI | Investments
Financial instruments
Carrying amount, assets	90,413	83,203
At fair value | FVTOCI | Pledged cash
Financial instruments
Carrying amount, assets	20,483	0
At fair value | FVTOCI | Money market funds
Financial instruments
Carrying amount, assets	3,562	238,346
At (amortized) cost
Financial instruments
Carrying amount, liabilities	(526,523)	(761,904)
Fair value, liabilities	(492,213)	(705,050)
At (amortized) cost | Trade account payables
Financial instruments
Carrying amount, liabilities	(85,792)	(134,319)
Fair value, liabilities	(85,792)	(134,319)
At (amortized) cost | Loans and borrowings
Financial instruments
Carrying amount, liabilities	(287,556)	(437,058)
Fair value, liabilities	(253,245)	(380,204)
At (amortized) cost | Other liabilities
Financial instruments
Carrying amount, liabilities	(153,175)	(190,527)
Fair value, liabilities	€ (153,175)	€ (190,527)